As filed with the Securities and Exchange Commission on March 31, 2006

File Nos. 2-80886

811-03626

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 69

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 66

CITIZENS FUNDS*

(Exact Name of Registrant as Specified in Charter)

One Harbour Place, Portsmouth, New Hampshire 03801

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (603) 436-5152

Sophia Collier

Citizens Advisers, Inc.

One Harbour Place

Portsmouth, NH 03801

(Name and Address of Agent for Service)

WITH COPIES TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

150 Federal Street

Boston, MA 02110

It is proposed that this filing will become effective on March 31, 2006 pursuant to Rule 485(b)(3) under the Securities Act of 1933, as amended.

*This filing relates solely the Trust’s series Citizens Value Fund.

The Prospectus and Statement of Additional Information dated August 29, 2005 of Citizens Funds, with respect its series Citizens Value Fund, filed by the Registrant pursuant to Rule 497(e) under the Securities Act of 1933, as amended (File Nos. 2-80886 and 811-03626), with the Securities and Exchange Commission on August 29, 2005, and the supplements to the Prospectus and Statement of Additional Information of Citizens Funds, with respect its series Citizens Value Fund, filed by the Registrant pursuant to Rule 497(e) under the Securities Act of 1933, as amended (File Nos. 2-80886 and 811-03626), with the Securities and Exchange Commission on December 16, 2005 and March 17, 2006 are hereby incorporated in this Post-Effective Amendment by reference.

Citizens Funds®

Citizens Value Fund

Supplement dated March 31, 2006

to Prospectus dated August 29, 2005, as Supplemented

Beginning on March 31, 2006, Citizens Value Fund will begin offering two classes of shares: Standard shares and Institutional shares. The Fund currently offers only Standard class shares. Investors purchasing shares of the Fund on or after March 31, 2006 may select Standard or Institutional class shares, with different expense levels and initial investment minimums. See the section entitled “Classes of Shares” on page 35 of the prospectus for the Citizens Value Fund to help determine which class of shares best fits your particular situation.

The performance set forth below updates the performance information shown on page 11 of the prospectus for the Citizens Value Fund.

Performance

During period shown above: Best Quarter: 21.58%, Q4, 98 ---- Worst Quarter: -24.98%, Q2, 02

The bar chart above illustrates the risks of investing in this fund by showing changes in the year-to-year performance of Standard shares. Performance for other classes of shares of the fund would differ because of different expenses. All figures assume distributions were reinvested. Past performance is not necessarily an indication of future performance.

Average annual total returns The table below compares before-tax average annual total returns with after-tax average annual total returns and with one unmanaged market index for the periods shown.

After-tax returns are shown for only Standard shares. After tax returns for other classes will vary because of different expenses. After-tax returns are calculated using the highest individual federal marginal income tax rates in effect during the relevant periods and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans and IRAs.

As of December 31, 2005

	1 year	5 years[1]	Since Inception[1]	Inception Date
Standard shares (before taxes)	7.93%	1.61%	7.94%	06/13/96
Standard shares (after taxes on distributions)	7.93%	1.05%	6.07%
Standard shares (after taxes on distributions and sale of shares)	5.15%	1.14%	5.89%
Institutional shares	N/A	N/A	N/A
S&P 500 Index [2]	4.91%	0.54%	8.45%[3]

1 Effective September 24, 2001, the Meyers Pride Value Fund was reorganized into the fund. Unless otherwise noted, performance set forth in this prospectus for the fund for periods prior to September 24, 2001 is that of the Meyers Pride Value Fund.

2 An unmanaged, broad-based stock index that includes 500 of the most widely held U.S. companies.

3 Index comparison begins on the inception date of the Standard shares class. Index performance reflects no deduction for fees, expenses or taxes.

The fee and expense information set forth below replaces the information shown on pages 22 and 23 of the prospectus for the Citizens Value Fund.

Annual operating expenses (deducted from fund assets)

Citizens Value Fund	Management fees	Distribution (12b-1 fees)	Other expenses	Total annual operating expenses	Expense reimbursements or fee waivers	Net expenses
Standard shares	0.70%	0.25%	0.75%	1.70%	0.41%	1.29%[1]
Institutional shares	0.70%	N/A	0.31%	1.01%	0.11%	0.90%[1]

1 The investment adviser has contractually agreed to limit certain ordinary fees and expenses of the fund subject to possible future reimbursement in the event that such fees and expenses are less than the operating expense limit agreed to by the investment adviser. The investment adviser is entitled to recoup from the fund only those expense reimbursements and other payments remitted by the investment adviser for expenses incurred during the previous three years. The contractual agreement to limit fees and expenses will continue through at least June 30, 2007.

Expense example This example can help you compare the expenses of each fund to those of other funds. It assumes that operating expenses remain as described in the preceding table. It also assumes that you invested $10,000, earned a 5% return each year, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example. Actual expenses and returns will be different.

Citizens Value Fund	1 year	3 years	5 years	10 years
Standard shares	$131	$454	$844	$1,938
Institutional shares	$92	$299	$536	$1,216

Financial Highlights

The information in the following table supplements the financial information contained in the section entitled “Financial Highlights” on pages 26 and 27 of the prospectus for the Citizens Value Fund.

		Investment Activities				Dividends to Shareholders			Dividends to Shareholders
	Net asset value, beginning of period	Net investment income/loss	Redemption fee	Net realized and unrealized gains/losses on investments	Total from investment operations	From net investment income	From net realized gains	Total dividends to shareholders		From net realized gains		Total dividends to shareholders

Value Fund Standard Shares
6 Months Ended 12/31/05 (Unaudited)	$11.60	(0.01)	-	0.53	0.52	-	-	-		-		-

	Net asset value, end of period	Total return (%)	Net assets, end of period ($ x 1,000)	Ratio of expenses to average net assets, net of reimbursements (%)	Ratio of net investment income/loss to average net assets (%)	Ratio of expenses to average net assets, prior to reimbursement (%)	Portfolio Turnover rate (%)		Ratio of expenses to average net assets, prior to Reimbursement (%)		Portfolio turnover rate (%)
6 Months Ended 12/31/05 (Unaudited)	$12.12	4.48[2]	$32,866	1.58[3]	(0.13)[3]	1.58[3]	49.31[2]		1.58		49.31	[2]

1 Subsequent to the annual report as of May 31, 2002, the Citizens Value Fund changed its fiscal year end to June 30.

2 Not annualized.

3 Annualized

Citizens Funds®

Citizens Value Fund

Supplement dated March 31, 2006

to Statement of Additional Information dated August 29, 2005, as Supplemented

The section entitled “Financial Statements” on page 49 of the statement of additional information for the Citizens Value Fund is supplemented as follows.

The financial statements of the Citizens Value Fund, included in the Fund’s Annual Report to shareholders for the fiscal year ended June 30, 2005 and Semi-Annual Report to shareholders for the period ended December 31, 2005, are incorporated herein by reference.

PART C: OTHER INFORMATION

Item 23.	Exhibits

a)
(1)	Amended and Restated Declaration of Trust

Incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on August 31, 2001.

(2)	Amendment to the Amended and Restated Declaration of Trust (giving effect to new designation of series and classes)

Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on December 23, 2003.

(3)	Amendment to the Amended and Restated Declaration of Trust.

Incorporated by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on August 26, 2005.

b)	Amended and Restated By-Laws

Incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on August 31, 2001.

c)	Not Applicable.
d)

(1)Amended and Restated Management Agreement with Citizens Advisers, Inc.

Incorporated by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on June 30, 2005.

(2) Sub-Investment Advisory Agreement with McLean Budden Limited for Citizens Global Equity Fund. Incorporated by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on August 26, 2005.

.

e)	Amended and Restated Distribution Agreement with Citizens Securities, Inc.

Incorporated by reference to Post-Effective Amendment No. 65 to the Registrant’s

Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on June 30, 2005.

f)	Not applicable.
g)
(1)	Custody Agreement with Fifth Third Bank

Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001.

2)

Letter Agreement Adding Citizens Value Fund to the Custodian Contract Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on October 26, 2001.

3)	Amendment to Custody Agreement with Fifth Third Bank

Incorporated by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on August 30, 2002.

4)

Letter Agreement Adding Citizens Balanced Fund and Citizens Ultra Short Bond Fund to the Custody Agreement Incorporated by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on October 31, 2002.

5)

Letter Agreement Adding Citizens 300 Fund and Citizens Investment Grade Bond Fund to the Custody Agreement Incorporated by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on June 13, 2003.

h)
(1)	Amended and Restated Administrative and Shareholder Services Agreement

Incorporated by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on June 30, 2005.

(2)	Transfer Agency Agreement with BISYS

Incorporated by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 1, 2004.

(3)	Fund Accounting Agreement with BISYS

Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on December 23, 2003.

(4)	Amendment to the Fund Accounting Agreement with BISYS

Incorporated by reference to Post-Effective Amendment No. 63 to the

Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 1, 2004.

(5)

Expense Limitation Agreement.

Incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's

Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on March 17, 2006.

i)	Form of Opinion and Consent of Bingham McCutchen LLP.

Opinions and Consents of Counsel as to the legality of the securities being registered Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on June 30, 1999, Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on October 6, 2000, Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on July 9, 2001 and filed herewith and Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on December 23, 2003.

j)	Auditor’s consent. Filed herewith.
k)	Not Applicable.
l)	Not Applicable.
m)	Amended and Restated Distribution Plan

Incorporated by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on June 30, 2005.

n)	Rule 18f-3 Plan

Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on June 30, 1999.

p)

(1)	Code of Ethics for series of Citizens Funds, Citizens Advisers, Inc. and Citizens Securities, Inc.

Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on March 8, 2004.

(2)	Code of Ethics for McLean Budden Limited

Incorporated by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File No. 2-80886), as filed with the Securities and Exchange Commission on August 26, 2005.

Item 24.	Persons Controlled by or under Common Control with the Fund.
•	See the Prospectus and the Statement of Additional Information regarding the Registrant’s control relationships.
•	Citizens Funds is a Massachusetts business trust.

•

Citizens Advisers, Inc., the investment adviser to the Registrant, is a New Hampshire corporation, which also controls the distributor of the Registrant, Citizens Securities, Inc., which is a New Hampshire corporation.

Item 25.	Indemnification.

Reference is hereby made to (a) Article V of the Registrant’s Declaration of Trust, filed as an Exhibit to Amendment No. 52 to its Registration Statement on Form N-1A; (b) Section 7 of the Registrant’s Distribution Agreement with Citizens Securities, Inc., filed herewith as an Exhibit to Amendment No. 58 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

Citizens Funds participates in a group liability policy under which it and its trustees, officers and affiliated persons, the adviser and the distributor are insured against certain liabilities.

Item 26.	Business and other Connections of Investment Adviser.

Other businesses, professions, vocations, or employment of a substantial nature in which each director or officer of Citizens Advisers, Inc. is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Sophia Collier, Trustee and President, Citizens Funds

Chair of Board and President, Citizens Advisers, Inc. (1991 to 1998 and since July, 2002)

Chair of the Board of Directors and Owner, Northpoint Technology, Ltd.

Candace R. Corvey, Vice President, University of New Hampshire

John P. Dunfey, Chairman and Founder, The Dunfey Group

Director President, Treasurer & Director, DA-TRIAD, Inc.

Trustee and Governor, Dana-Farber Cancer Inst., Boston

Chair, New England Circle, Inc.

Jane E. Newman, Senior Fellow, Harvard University’s John F. Kennedy School of Government (since January 2005)

Executive Dean, John F. Kennedy School of Government (August 2000 to January 2005)

Sean P. Driscoll, Treasurer, Citizens Funds

Executive Vice President, Citizens Advisers, Inc.

Marcia S. Kovalik, Chief Compliance Officer and Secretary, Citizens Funds

Vice President, Chief Compliance Officer and Secretary, Citizens Advisers, Inc.

Item 27.	Principal Underwriters

(a)	Not applicable.

(b)	Sophia Collier, One Harbour Place, Suite 400, Portsmouth, NH, is the President of Citizens Funds’ distributor, Citizens Securities, Inc.

Candace Corvey, One Harbour Place, Suite 400, Portsmouth, NH, is a Director of Citizens Securities, Inc.

John P. Dunfey, One Harbour Place, Suite 400, Portsmouth, NH, is a Director of Citizens Securities, Inc.

Jane E. Newman, One Harbour Place, Suite 400, Portsmouth, NH, is a Director of Citizens Securities, Inc.

Sean P. Driscoll, One Harbour Place, Suite 400, Portsmouth, NH, is the Treasurer of Citizens Funds and an Executive Vice President of Citizens Securities, Inc.

Marcia Kovalik, One Harbour Place, Suite 400, Portsmouth, NH, is the Secretary of Citizens Funds and the Secretary and Vice President of Citizens Securities, Inc.

Arthur Hammarstrom, One Harbour Place, Suite 400, Portsmouth, NH, is the Chief Compliance Officer of Citizens Securities, Inc.

(c)	Not applicable.

Item 28.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that Act are kept at Citizens Funds’ Transfer and Dividend Distributing Agent, BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8012, and at Citizens Funds’ Custodian, Fifth Third Bank, 38 Fountain Squire Plaza, Cincinatti, Ohio 45263.

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment meets all requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portsmouth and State of New Hampshire on the 31st day of March, 2006.

CITIZENS FUNDS

By:	/s/ Sophia Collier
Sophia Collier
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed by the following persons in the capacities indicated below on March 31, 2006.

/s/ Sophia Collier	Trustee, President, Principal Executive Officer

(Sophia Collier)

/s/ Sean P. Driscoll	Treasurer

(Sean P. Driscoll)

/s/ Walter D. Bristol, Jr.	Trustee

(Walter D. Bristol, Jr.)

/s/ Jeannie H. Diefenderfer	Trustee

(Jeannie H. Diefenderfer)

/s/ Pablo Eisenberg	Trustee

(Pablo Eisenberg)

/s/ Orlando Hernandez	Trustee

(Orlando Hernandez)

/s/ Martha S. Pope	Trustee

(Martha S. Pope)

/s/ Henry L.P. Schmelzer	Trustee

(Henry L.P. Schmelzer)

EXHIBIT INDEX

Exhibit Number	Description
(j)	Auditor’s consent